Income tax expense	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax expense

24.	Income tax expense
Income tax recognized in income or loss:

	2021	2020

Current tax expense
Current year	179,821	103,080
Adjustment for prior years	(2,102)	1,092
	177,719	104,172

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(27,427)	(7,536)
Variation in tax rate	175	70
Adjustment for prior years	1,339	(9,724)

	(25,913)	(17,190)

Income tax expense	151,806	86,982

Income tax recognized in other comprehensive income:

	2021			2020

		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax

Foreign currency translation differences	12,960	-	12,960	21,182	-	21,182
Defined benefit plan remeasurement gains (losses)	(5,513)	(1,385)	(4,128)	(2,204)	(581)	(1,623)
Employee benefit	124	37	87	(14)	(4)	(10)
Loss on net investment hedge	(17,894)	(2,352)	(15,542)	(2,317	(307)	(2,010)
Loss on cash flow hedge	-	-	-	(488)	(1)	(487)
Change in fair value of investment in equity securities	27,803	3,656	24,147	-	-	-

	17,480	(44)	17,524	16,159	(893)	17,052
Reconciliation of effective tax rate:

	2021		2020

Income before income tax		816,167		362,657

Income tax using the Company’s statutory tax rate	26.5%	216,284	26.5%	96,104
Increase (decrease) resulting from:
Rate differential between jurisdictions	-0.2%	(1,250)	-1.2%	(4,452)
Variation in tax rate	0.0%	175	0.0%	70
Non deductible expenses	0.7%	5,662	2.4%	8,704
Tax deductions and tax exempt income 1	-8.5%	(69,530)	-2.8%	(10,176)
Adjustment for prior years	-0.1%	(763)	-2.4%	(8,632)
Multi-jurisdiction tax	0.2%	1,228	0.3%	913
Treasury Regulations interpretive guidance
clarifying the U.S. Tax Reform Bill	0.0%	-	1.2%	4,451

	18.6%	151,806	24.0%	86,982
1
Tax deductions and tax exempt income for 2021 is mainly due to the tax exempt bargain purchase gain recorded on the acquisition of UPS Freight.
On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (“U.S. Tax Reform”). The U.S. Tax Reform reduces the U.S. federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The U.S. Tax Reform also allows for immediate capital expensing of new investments in certain qualified depreciable assets made after September 27, 2017, which will be phased down starting in year 2023.
The U.S. Tax Reform introduces important changes to U.S. corporate income tax laws that may significantly affect the Group in future years including the creation of a new Base Erosion Anti-abuse Tax (BEAT) that subjects certain payments from U.S. corporations to foreign related parties to additional taxes, and limitations to the deduction for net interest expense incurred by U.S. corporations. On April 7, 2020, the U.S. Treasury Department issued Treasury Regulations, interpretive guidance clarifying the U.S. Tax Reform Bill. As anticipated, a tax benefit relating to 2019 and Q1 2020 was disallowed, resulting in a one-time
tax expense of $7.3 million in the second quarter of 2020. On July 23, 2020, the U.S. Treasury Department issued final regulations on changes made to the U.S. Tax Reform Bill. It introduces a
High-Tax
Exception under the Global Intangible
Low-taxed
Income (GILTI) provisions. A tax benefit relating to 2018 and 2019 was recorded, resulting in a one-time
tax recovery of $2.0 million in 2020. For the year ended December 31, 2020, the total impact from these new regulations was $4.5 million following positive adjustments recorded in the fourth quarter of 2020.